General and Administrative Expenses - Summary of Mileage Stock (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2020 KRW (₩)
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	[1]	85,677
Remaining shares		63,005
Explanation of effect of mileage stock on financial positions		Mileage stock is exercisable for two years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year grace period.
Liabilities from mileage stock | ₩		₩ 3,465	₩ 2,862
Explanation of effect of mileage stock on profit or loss		Assessed based on the stock price as of December 31, 2021. These shares are vested immediately at grant date.
Expense from mileage stock transactions with employees | ₩		₩ 2,116	₩ 1,086
Stock Granted in 201901
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jan. 11, 2019
Number of granted shares	[1]	26,580
Remaining shares		14,907
Stock Granted in 201901 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201901 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.03
Stock Granted in 201902
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Apr. 01, 2019
Number of granted shares	[1]	167
Remaining shares		73
Stock Granted in 201902 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201902 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.25
Stock Granted in 201903
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Apr. 18, 2019
Number of granted shares	[1]	105
Remaining shares		45
Stock Granted in 201903 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201903 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.29
Stock Granted in 201904
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Apr. 22, 2019
Number of granted shares	[1]	33
Remaining shares		17
Stock Granted in 201904 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201904 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.30
Stock Granted in 201905
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 01, 2019
Number of granted shares	[1]	109
Remaining shares		87
Stock Granted in 201905 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201905 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.50
Stock Granted in 201906
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Aug. 29, 2019
Number of granted shares	[1]	39
Remaining shares		35
Stock Granted in 201906 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201906 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.66
Stock Granted in 201909
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 08, 2019
Number of granted shares	[1]	14
Remaining shares		6
Stock Granted in 201909 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201909 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.85
Stock Granted in 201907
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Sep. 02, 2019
Number of granted shares	[1]	50
Remaining shares		28
Stock Granted in 201907 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201907 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.67
Stock Granted in 201908
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 01, 2019
Number of granted shares	[1]	119
Remaining shares		71
Stock Granted in 201908 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201908 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.83
Stock Granted in 201910
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 05, 2019
Number of granted shares	[1]	56
Remaining shares		43
Stock Granted in 201910 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201910 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.93
Stock Granted in 201911
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 06, 2019
Number of granted shares	[1]	84
Remaining shares		82
Stock Granted in 201911 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201911 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.93
Stock Granted in 201912
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 31, 2019
Number of granted shares	[1]	87
Remaining shares		65
Stock Granted in 201912 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 201912 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.00
Stock Granted in 202001
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jan. 18, 2020
Number of granted shares	[1]	28,645
Remaining shares		19,435
Stock Granted in 202001 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202001 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.05
Stock Granted in 202002
Disclosure of terms and conditions of mileage stock [line items]
Grant date		May 12, 2020
Number of granted shares	[1]	46
Remaining shares		44
Stock Granted in 202002 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202002 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.36
Stock Granted in 202003
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jun. 30, 2020
Number of granted shares	[1]	206
Remaining shares		206
Stock Granted in 202003 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202003 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.50
Stock Granted in 202004
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Aug. 26, 2020
Number of granted shares	[1]	40
Remaining shares		40
Stock Granted in 202004 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202004 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.65
Stock Granted in 202005
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Oct. 29, 2020
Number of granted shares	[1]	160
Remaining shares		160
Stock Granted in 202005 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202005 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.83
Stock Granted in 202006
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 06, 2020
Number of granted shares	[1]	45
Remaining shares		37
Stock Granted in 202006 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202006 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.85
Stock Granted in 202007
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 30, 2020
Number of granted shares	[1]	35
Remaining shares		34
Stock Granted in 202007 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202007 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.92
Stock Granted in 202008
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 02, 2020
Number of granted shares	[1]	57
Remaining shares		53
Stock Granted in 202008 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202008 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.92
Stock Granted in 202009
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 04, 2020
Number of granted shares	[1]	154
Remaining shares		141
Stock Granted in 202009 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202009 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	1.93
Stock Granted in 202010
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 30, 2020
Number of granted shares	[1]	88
Remaining shares		86
Stock Granted in 202010 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted in 202010 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.00
Stock Granted In 202101
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jan. 15, 2021
Number of granted shares	[1]	28,156
Remaining shares		26,708
Stock Granted In 202101 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202101 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.04
Stock Granted In 202102
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Apr. 01, 2021
Number of granted shares	[1]	89
Remaining shares		89
Stock Granted In 202102 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202102 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.26
Stock Granted In 202103
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 01, 2021
Number of granted shares	[1]	54
Remaining shares		54
Stock Granted In 202103 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202103 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.50
Stock Granted In 202104
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 02, 2021
Number of granted shares	[1]	11
Remaining shares		11
Stock Granted In 202104 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202104 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.50
Stock Granted In 202105
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 27, 2021
Number of granted shares	[1]	70
Remaining shares		70
Stock Granted In 202105 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202105 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.57
Stock Granted In 202106
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 01, 2021
Number of granted shares	[1]	71
Remaining shares		71
Stock Granted In 202106 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202106 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.84
Stock Granted In 202107
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 16, 2021
Number of granted shares	[1]	53
Remaining shares		53
Stock Granted In 202107 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202107 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.88
Stock Granted In 202108
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 03, 2021
Number of granted shares	[1]	91
Remaining shares		91
Stock Granted In 202108 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202108 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.92
Stock Granted In 202109
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 06, 2021
Number of granted shares	[1]	87
Remaining shares		87
Stock Granted In 202109 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202109 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	2.93
Stock Granted In 202110
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 30, 2021
Number of granted shares	[1]	76
Remaining shares		76
Stock Granted In 202110 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	0.00
Stock Granted In 202110 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	[2]	3.00

[1]	Mileage stock is exercisable for two years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year grace period.
[2]	Assessed based on the stock price as of December 31, 2021. These shares are vested immediately at grant date.